Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Central Mare [Member]
Related Party Transaction, Amounts of Transaction	$ 163	$ 163
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	180	180
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	(17)	(17)
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction	6,754	1,916
Central Shipping Monaco SAM [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction	31	108
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	1,063	1,013
Central Shipping Monaco SAM [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction	22	44
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member]
Related Party Transaction, Amounts of Transaction	73	164
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction	49	97
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	150	120
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member]
Related Party Transaction, Amounts of Transaction	453
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	3,377
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Gain From Vessel Sales [Member]
Related Party Transaction, Amounts of Transaction	1,123
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction	$ 413	$ 370